Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 901	$ 499
Receivables (Note 11)	6,194	5,366
Inventories (Note 12)	7,632	6,328
Prepaid expenses and other current assets	1,615	1,653
Current assets	16,342	13,846
Non-current assets
Property, plant and equipment (Note 13)	21,767	20,016
Goodwill (Note 14)	12,368	12,220
Other intangible assets (Note 14)	2,297	2,340
Investments (Note 15)	843	703
Other assets (Note 16)	969	829
TOTAL ASSETS	54,586	49,954
Current liabilities
Short-term debt (Note 17)	2,142	1,560
Current portion of long-term debt (Note 18)	542	545
Payables and accrued charges (Note 20)	11,291	10,052
Current portion of lease liabilities (Note 19)	305	286
Current liabilities	14,280	12,443
Non-current liabilities
Long-term debt (Note 18)	8,040	7,521
Lease liabilities (Note 19)	899	934
Deferred income tax liabilities (Note 8)	3,547	3,165
Pension and other post-retirement benefit liabilities (Note 21)	319	419
Asset retirement obligations and accrued environmental costs (Note 22)	1,403	1,566
Other non-current liabilities	235	207
TOTAL LIABILITIES	28,723	26,255
SHAREHOLDERS' EQUITY
Share capital (Note 23)	14,172	15,457
Contributed surplus	109	149
Accumulated other comprehensive loss	(391)	(146)
Retained earnings	11,928	8,192
TOTAL SHAREHOLDERS' EQUITY	25,863	23,699
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	54,586	49,954
Non-controlling interests	45	47
Equity attributable to owners of parent	$ 25,818	$ 23,652